Supplemental guarantor information - Condensed Consolidating Statement of Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Gross premiums written	$ 190,358	$ 124,737	$ 147,740	$ 125,705	$ 191,203	$ 184,856	$ 149,035	$ 143,320	$ 588,540	$ 668,414	$ 650,187
Gross premiums ceded	(17,090)	(8,286)	(18,423)	(2,545)	(4,459)	(1,928)	(2,744)	(2,245)	(46,344)	(11,376)	(4,169)
Net premiums written	173,268	116,451	129,317	123,160	186,744	182,928	146,291	141,075	542,196	657,038	646,018
Change in net unearned premium reserves	8,747	25,261	11,493	23,155	11,648	20,320	(839)	11,975	68,656	43,104	(24,576)
Net premiums earned	182,015	141,712	140,810	146,315	198,392	203,248	145,452	153,050	610,852	700,142	621,442
Net investment income (loss)	204,798	121,956	137,211	(185,027)	61,614	(3,138)	69,131	154,953	278,938	282,560	(251,433)
Equity in earnings (losses) of subsidiaries									0	0	0
Total revenues	386,813	263,668	278,021	(38,712)	260,006	200,110	214,583	308,003	889,790	982,702	370,009
Expenses
Loss and loss adjustment expenses incurred, net	177,919	110,487	89,106	87,786	140,394	85,703	82,334	95,068	465,298	403,499	438,414
Acquisition costs, net	39,321	54,817	43,671	49,253	61,851	118,271	58,006	57,498	187,062	295,626	206,498
Other underwriting expenses	9,714	6,072	7,793	7,221	8,336	7,286	9,636	8,839	30,800	34,097	29,667
Net corporate and other expenses	10,957	14,965	8,878	6,415	8,033	7,009	13,825	7,418	41,215	36,285	16,184
Interest expense	2,068	2,068	2,046	2,048	2,074	2,074	2,051	2,029	8,230	8,228	8,228
Net foreign exchange (gains) losses	8,348	5,885	(797)	(8,217)	10,298	(4,921)	(4,260)	2,518	5,219	3,635	(7,503)
Total expenses	248,327	194,294	150,697	144,506	230,986	215,422	161,592	173,370	737,824	781,370	691,488
Income (loss) before income tax (expense) benefit	138,486	69,374	127,324	(183,218)	29,020	(15,312)	52,991	134,633	151,966	201,332	(321,479)
Income tax (expense) benefit	(3,728)	(652)	(3,309)	(419)	718	213	74	(1,718)	(8,108)	(713)	4,010
Net income (loss)	134,758	68,722	124,015	(183,637)	29,738	(15,099)	53,065	132,915	143,858	200,619	(317,469)
Net income attributable to noncontrolling interests	(362)	21	0	0	0	0	0	0	(341)	0	(223)
Net income (loss) available to SiriusPoint common shareholders	$ 134,396	$ 68,743	$ 124,015	$ (183,637)	$ 29,738	$ (15,099)	$ 53,065	$ 132,915	143,517	200,619	(317,692)
Reportable Legal Entities | SiriusPoint
Revenues
Gross premiums written									0	0	0
Gross premiums ceded									0	0	0
Net premiums written									0	0	0
Change in net unearned premium reserves									0	0	0
Net premiums earned									0	0	0
Net investment income (loss)									0	0	0
Equity in earnings (losses) of subsidiaries									169,926	216,877	(310,552)
Total revenues									169,926	216,877	(310,552)
Expenses
Loss and loss adjustment expenses incurred, net									0	0	0
Acquisition costs, net									0	0	0
Other underwriting expenses									0	0	0
Net corporate and other expenses									26,407	16,258	7,140
Interest expense									0	0	0
Net foreign exchange (gains) losses									2	0	0
Total expenses									26,409	16,258	7,140
Income (loss) before income tax (expense) benefit									143,517	200,619	(317,692)
Income tax (expense) benefit									0	0	0
Net income (loss)									143,517	200,619	(317,692)
Net income attributable to noncontrolling interests									0	0	0
Net income (loss) available to SiriusPoint common shareholders									143,517	200,619	(317,692)
Reportable Legal Entities | TPRUSA
Revenues
Gross premiums written									0	0	0
Gross premiums ceded									0	0	0
Net premiums written									0	0	0
Change in net unearned premium reserves									0	0	0
Net premiums earned									0	0	0
Net investment income (loss)									0	0	0
Equity in earnings (losses) of subsidiaries									36,658	9,017	(29,492)
Total revenues									36,658	9,017	(29,492)
Expenses
Loss and loss adjustment expenses incurred, net									0	0	0
Acquisition costs, net									0	0	0
Other underwriting expenses									0	0	0
Net corporate and other expenses									12	(59)	47
Interest expense									8,230	8,228	8,228
Net foreign exchange (gains) losses									0	0	0
Total expenses									8,242	8,169	8,275
Income (loss) before income tax (expense) benefit									28,416	848	(37,767)
Income tax (expense) benefit									1,731	1,716	(419)
Net income (loss)									30,147	2,564	(38,186)
Net income attributable to noncontrolling interests									0	0	0
Net income (loss) available to SiriusPoint common shareholders									30,147	2,564	(38,186)
Reportable Legal Entities | Non-Guarantor Subsidiaries
Revenues
Gross premiums written									588,540	668,414	650,187
Gross premiums ceded									(46,344)	(11,376)	(4,169)
Net premiums written									542,196	657,038	646,018
Change in net unearned premium reserves									68,656	43,104	(24,576)
Net premiums earned									610,852	700,142	621,442
Net investment income (loss)									278,938	282,560	(251,433)
Equity in earnings (losses) of subsidiaries									(61)	(40)	(57)
Total revenues									889,729	982,662	369,952
Expenses
Loss and loss adjustment expenses incurred, net									465,298	403,499	438,414
Acquisition costs, net									187,062	295,626	206,498
Other underwriting expenses									30,800	34,097	29,667
Net corporate and other expenses									14,796	20,086	8,997
Interest expense									0	0	0
Net foreign exchange (gains) losses									5,217	3,635	(7,503)
Total expenses									703,173	756,943	676,073
Income (loss) before income tax (expense) benefit									186,556	225,719	(306,121)
Income tax (expense) benefit									(9,839)	(2,429)	4,429
Net income (loss)									176,717	223,290	(301,692)
Net income attributable to noncontrolling interests									(341)	0	(223)
Net income (loss) available to SiriusPoint common shareholders									176,376	223,290	(301,915)
Eliminations
Revenues
Gross premiums written									0	0	0
Gross premiums ceded									0	0	0
Net premiums written									0	0	0
Change in net unearned premium reserves									0	0	0
Net premiums earned									0	0	0
Net investment income (loss)									0	0	0
Equity in earnings (losses) of subsidiaries									(206,523)	(225,854)	340,101
Total revenues									(206,523)	(225,854)	340,101
Expenses
Loss and loss adjustment expenses incurred, net									0	0	0
Acquisition costs, net									0	0	0
Other underwriting expenses									0	0	0
Net corporate and other expenses									0	0	0
Interest expense									0	0	0
Net foreign exchange (gains) losses									0	0	0
Total expenses									0	0	0
Income (loss) before income tax (expense) benefit									(206,523)	(225,854)	340,101
Income tax (expense) benefit									0	0	0
Net income (loss)									(206,523)	(225,854)	340,101
Net income attributable to noncontrolling interests									0	0	0
Net income (loss) available to SiriusPoint common shareholders									$ (206,523)	$ (225,854)	$ 340,101